Restricted Stock Units (Details Textual) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2012	Jun. 30, 2013	Dec. 31, 2012
Stock Issued During Period, Shares, Issued For Services (in shares)		1,262,830	113,740
Stock Issued During Period, Value, Issued For Services	$ 204,500	$ 9,894,844	$ 1,107,719
Chief Operating Officer [Member]
Stock Issued During Period, Shares, Issued For Services (in shares)	70,589
Stock Issued During Period, Value, Issued For Services	245,400
Shares Vesting In Next Twelve Months Number		23,529
Shares Vesting In Year One Number		23,530
Shares Vesting In Year Two Number		23,530
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		23,529
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		123,036	163,600
Chief Financial Officer [Member]
Stock Issued During Period, Shares, Issued For Services (in shares)	58,824
Stock Issued During Period, Value, Issued For Services	204,500
Shares Vesting In Next Twelve Months Number		19,608
Shares Vesting In Year One Number		19,608
Shares Vesting In Year Two Number		19,608
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		19,608
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		$ 102,530	$ 136,333